Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Notes Receivable
The following table summarizes our notes receivable as of December 31, 2012 and 2011 (in thousands):

	2012	2011
Par value notes	$5,439	$15,695
Discounted notes	97,458	95,510
Total notes receivable	$102,897	$111,205
Face value of discounted notes	$104,013	$103,471